New York Life Insurance Company
1 Rockwood Road
Sleepy Hollow, NY 10591
Bus: 914-846-3888
Fax: 914-846-4779
E-Mail: laura_bramson@newyorklife.com
www.newyorklife.com

Laura Molnar Bramson
Associate General Counsel

VIA EDGAR

February 6, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Variable Annuity Separate Account – III

Form N-4 Registration Statement

File Nos. 333-156018 and 811-08904

Commissioners:

Submitted herewith for filing on behalf of New York Life Insurance and Annuity Corporation (“NYLIAC”) and NYLIAC Variable Annuity Separate Account – III is Post-Effective Amendment No. 12 to the registration statement on Form N-4 under the Securities Act of 1933 (“1933 Act”) and Amendment No. 130 to the registration statement on the same Form N-4 under the Investment Company Act of 1940.

Units of interest of the Separate Account are currently offered through variable annuity contracts marketed as the New York Life Premier Plus Variable Annuity and New York Life Premier Variable Annuity (the “original policies”).

This Amendment is being filed pursuant to Rule 485 (a)(1) of the 1933 Act for the purpose of adding updated versions of the original policies. We plan to make the updated policies, called the New York Life Premier Plus Variable Annuity II and New York Life Premier Variable Annuity II, available as of May 1, 2015, at which time we will begin to discontinue sales of the original policies. The Amendment contains the prospectuses for the New York Life Premier Plus Variable Annuity II and New York Life Premier Variable Annuity II along with exhibits to the Amendment, which are either submitted or incorporated thereto by reference. Capitalized terms used but not defined herein have the meaning assigned such term in the Prospectus.

If you have any questions regarding the foregoing, please contact the undersigned at (914) 846-3888.

Very truly yours,

/s/ Laura Molnar Bramson
Laura Molnar Bramson
Associate General Counsel